UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6310

Greenwich Street Series Fund

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULES OF INVESTMENTS

GREENWICH STREET SERIES FUND

APPRECIATION PORTFOLIO

FUNDAMENTAL VALUE PORTFOLIO

INTERMEDIATE HIGH GRADE PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2004

APPRECIATION PORTFOLIO
Schedules of Investments (unaudited)		September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 88.5%
CONSUMER DISCRETIONARY - 10.9%
Distributors - 0.3%
95,000	CarMax, Inc. (a)	$2,047,250

Hotels, Restaurants & Leisure - 0.7%
167,675	Fairmont Hotels & Resorts Inc.	4,580,881
63,000	The Marcus Corp.	1,226,610

		5,807,491

Internet & Catalog Retail - 0.1%
14,000	Amazon.com, Inc. (a)	572,040

Leisure Equipment & Products - 0.1%
42,000	Hasbro, Inc.	789,600

Media - 7.8%
266,900	Comcast Corp., Special Class A Shares (a)	7,451,848
120,700	Gannett Co., Inc.	10,109,832
413,000	Liberty Media Corp., Class A Shares (a)	3,601,360
112,300	Meredith Corp.	5,769,974
180,400	SBS Broadcasting S.A. (a)	6,072,264
132,500	Shaw Communications Inc., Class B Shares	2,210,100
710,825	Time Warner Inc. (a)	11,472,716
139,157	Viacom Inc., Class B Shares	4,670,109
424,100	The Walt Disney Co.	9,563,455

		60,921,658

Multiline Retail - 1.5%
103,000	Costco Wholesale Corp.	4,280,680
139,248	Wal-Mart Stores, Inc.	7,407,993

		11,688,673

Specialty Retail - 0.4%
91,000	The Home Depot, Inc.	3,567,200

	TOTAL CONSUMER DISCRETIONARY	85,393,912

CONSUMER STAPLES - 7.3%
Beverages - 1.3%
198,380	PepsiCo, Inc.	9,651,187

Food & Drug Retailing - 0.6%
133,400	Walgreen Co.	4,779,722

Food Products - 3.0%
210,000	Archer-Daniels-Midland Co.	3,565,800
98,000	General Mills, Inc.	4,400,200
112,000	H.J. Heinz Co.	4,034,240
65,100	Hershey Foods Corp.	3,040,821
27,100	Tejon Ranch Co. (a)	1,020,315
118,700	Wm. Wrigley Jr. Co.	7,514,897

		23,576,273

See Notes to Schedules of Investments

APPRECIATION PORTFOLIO
Schedules of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Household Products - 1.6%
78,900	Kimberly-Clark Corp.	$5,096,151
140,500	The Procter & Gamble Co.	7,603,860

		12,700,011

Personal Products - 0.8%
152,980	The Gillette Co.	6,385,385

	TOTAL CONSUMER STAPLES	57,092,578

ENERGY - 8.0%
Energy Equipment & Services - 1.6%
179,500	ENSCO International Inc.	5,864,265
57,000	GlobalSantaFe Corp.	1,747,050
70,900	Schlumberger Ltd.	4,772,279

		12,383,594

Oil & Gas - 6.4%
173,600	BP PLC, Sponsored ADR	9,987,208
113,000	Canadian Natural Resources Ltd.	4,500,790
325,582	Encana Corp.	15,074,447
348,718	Exxon Mobil Corp.	16,853,541
114,000	Suncor Energy, Inc.	3,649,140
		50,065,126

	TOTAL ENERGY	62,448,720

EXCHANGE TRADED FUND - 1.0%
840,000	iShares MSCI Japan Index Fund	8,148,000

FINANCIALS - 20.5%
Banks - 4.9%
80,000	The Bank of New York Co., Inc.	2,333,600
56,000	Brookline Bancorp, Inc.	877,520
69,500	Comerica Inc.	4,124,825
111,000	Fifth Third Bancorp	5,463,420
35,000	M&T Bank Corp.	3,349,500
138,000	U.S. Bancorp	3,988,200
42,440	Washington Mutual, Inc.	1,658,555
282,700	Wells Fargo & Co.	16,857,401

		38,653,021

Diversified Financials - 3.1%
71,000	The Goldman Sachs Group, Inc.	6,620,040
170,040	J.P. Morgan Chase & Co.	6,755,689
226,400	Merrill Lynch & Co., Inc.	11,256,608

		24,632,337

Insurance - 10.5%
140,395	American International Group, Inc.	9,545,456
582	Berkshire Hathaway Inc., Class A Shares (a)	50,430,300
28,100	The Chubb Corp.	1,974,868
60,000	Lincoln National Corp.	2,820,000
139,750	Old Republic International Corp.	3,497,942
417,500	The St. Paul Travelers Cos., Inc.	13,802,550

		82,071,116

See Notes to Schedules of Investments

APPRECIATION PORTFOLIO
Schedules of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Real Estate - 2.0%
160,550	Forest City Enterprises, Inc., Class A Shares	$8,846,305
139,400	The St. Joe Co.	6,659,138

		15,505,443

	TOTAL FINANCIALS	160,861,917

HEALTHCARE - 8.7%
Biotechnology - 2.6%
184,650	Amgen Inc. (a)	10,465,962
78,550	Biogen Idec Inc. (a)	4,804,903
39,000	Genentech, Inc. (a)	2,044,380
64,000	IDEXX Laboratories, Inc. (a)	3,247,360

		20,562,605

Healthcare Equipment & Supplies - 0.3%
42,500	C.R. Bard, Inc.	2,406,775
Pharmaceuticals - 5.8%
85,377	Eli Lilly and Co.	5,126,889
240,308	Johnson & Johnson	13,536,550
184,660	Merck & Co., Inc.	6,093,780
667,636	Pfizer Inc.	20,429,662

		45,186,881

	TOTAL HEALTHCARE	68,156,261

INDUSTRIALS - 14.6%
Aerospace & Defense - 2.2%
63,500	Lockheed Martin Corp.	3,542,030
167,000	Raytheon Co.	6,342,660
84,000	United Technologies Corp.	7,843,920

		17,728,610

Building Products - 0.9%
210,000	Masco Corp.	7,251,300

Commercial Services & Supplies - 2.2%
98,000	Automatic Data Processing Inc.	4,049,360
62,000	Avery Dennison Corp.	4,078,360
41,000	Hudson Highland Group, Inc. (a)	1,196,790
281,400	Waste Management, Inc.	7,693,476

		17,017,986

Electrical Equipment - 0.5%
210,000	American Power Conversion Corp.	3,651,900

Industrial Conglomerates - 6.7%
225,700	3M Co.	18,049,229
763,719	General Electric Co.	25,645,684
125,000	Honeywell International Inc.	4,482,500
156,000	Tyco International Ltd.	4,782,960

		52,960,373

See Notes to Schedules of Investments

APPRECIATION PORTFOLIO
Schedules of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Machinery - 0.3%
34,500	Deere & Co.	$2,226,975

Road & Rail - 1.8%
155,500	Burlington Northern Santa Fe Corp.	5,957,205
55,350	Canadian Pacific Railway, Ltd.	1,426,923
168,669	Florida East Coast Industries, Inc.	6,333,521

		13,717,649

	TOTAL INDUSTRIALS	114,554,793

INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 1.4%
184,450	Cisco Systems, Inc. (a)	3,338,545
721,000	Lucent Technologies Inc. (a)	2,285,570
282,000	Motorola, Inc.	5,087,280

		10,711,395

Computers & Peripherals - 2.0%
565,000	EMC Corp. (a)	6,520,100
105,350	International Business Machines Corp.	9,032,709

		15,552,809

Electronic Equipment & Instruments - 0.5%
56,731	Mettler-Toledo International Inc. (a)	2,678,838
352,000	Solectron Corp. (a)	1,742,400

		4,421,238

Semiconductor Equipment & Products - 1.1%
1,351,924	Agere Systems Inc., Class A Shares (a)	1,419,520
113,500	Cirrus Logic, Inc. (a)	541,395
240,529	Intel Corp.	4,825,012
82,600	Texas Instruments Inc.	1,757,728

		8,543,655

Software - 4.0%
1,065,736	Microsoft Corp.	29,467,600
98,000	VERITAS Software Corp. (a)	1,744,400

		31,212,000

	TOTAL INFORMATION TECHNOLOGY	70,441,097

MATERIALS - 7.0%
Chemicals - 3.5%
212,500	The Dow Chemical Co.	9,600,750
210,000	E.I. du Pont de Nemours & Co.	8,988,000
139,800	PPG Industries, Inc.	8,566,944

		27,155,694

Metals & Mining - 2.8%
140,700	Alcoa Inc.	4,726,113
84,500	Freeport-McMoRan Copper & Gold, Inc., Class B Shares	3,422,250
140,000	Newmont Mining Corp.	6,374,200
30,000	Nucor Corp.	2,741,100
42,000	Rio Tinto PLC, Sponsored ADR	4,563,300

		21,826,963

See Notes to Schedules of Investments

APPRECIATION PORTFOLIO
Schedules of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Paper & Forest Products - 0.7%
84,300	Weyerhaeuser Co.	$5,604,264

	TOTAL MATERIALS	54,586,921

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
70,500	Verizon Communications Inc.	2,776,290

UTILITIES - 1.2%
Electric Utilities - 0.8%
152,000	Cinergy Corp.	6,019,200

Gas Utilities - 0.4%
92,000	KeySpan Corp.	3,606,400

	TOTAL UTILITIES	9,625,600

	TOTAL COMMON STOCK (Cost - $560,348,763)	694,086,089

FACE AMOUNT
REPURCHASE AGREEMENT - 11.3%
$88,894,000	UBS Financial Services dated 9/30/04, 1.740% due 10/1/04; Proceeds at maturity - $88,898,297; (Fully collateralized by U.S. Treasury Notes, 4.750% to 7.875% due 11/15/04 to 11/15/08; Market Value - $90,674,273) (Cost - $88,894,000)	88,894,000

	TOTAL INVESTMENTS - 99.8% (Cost - $649,242,763*)	782,980,089
	Other assets in excess of liabilities - 0.2%	1,470,131

	TOTAL NET ASSETS - 100.0%	$784,450,220

(a)	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedules of Investments

FUNDAMENTAL VALUE PORTFOLIO
Schedules of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 90.5%
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.4%
72,600	BorgWarner, Inc.	$3,142,854

Hotels, Restaurants & Leisure - 1.5%
262,500	Carnival Corp.	12,413,625

Household Durables - 0.7%
357,300	Fleetwood Enterprises, Inc. (a)(b)	5,423,814

Leisure Equipment & Products - 2.5%
662,500	Hasbro, Inc.	12,455,000
427,700	Mattel, Inc.	7,754,201

		20,209,201

Media - 7.3%
354,200	Comcast Corp., Special Class A Shares (b)	9,889,264
1,295,500	Liberty Media Corp., Class A Shares (b)	11,296,760
256,500	The News Corp. Ltd., Sponsored ADR (a)	8,431,155
830,700	Time Warner Inc. (b)	13,407,498
214,700	Viacom Inc., Class B Shares	7,205,332
371,200	The Walt Disney Co.	8,370,560

		58,600,569

Specialty Retail - 1.2%
249,800	The Home Depot, Inc.	9,792,160

Textiles & Apparel - 0.2%
182,600	Tommy Hilfiger Corp. (b)	1,802,262

	TOTAL CONSUMER DISCRETIONARY	111,384,485

CONSUMER STAPLES - 1.8%
Beverages - 0.9%
144,500	PepsiCo, Inc.	7,029,925

Food & Drug Retailing - 0.9%
376,800	Safeway Inc. (b)	7,276,008

	TOTAL CONSUMER STAPLES	14,305,933

ENERGY - 6.8%
Energy Equipment & Services - 2.1%
254,100	GlobalSantaFe Corp. (a)	7,788,165
275,400	Halliburton Co.	9,278,226

		17,066,391

Oil & Gas - 4.7%
149,000	Anadarko Petroleum Corp. (a)	9,887,640
230,000	ChevronTexaco Corp.	12,337,200
82,800	Devon Energy Corp.	5,879,628
115,300	Murphy Oil Corp.	10,004,581

		38,109,049

	TOTAL ENERGY	55,175,440

EXCHANGE TRADED FUND - 0.9%
300,000	Utilities Select Sector SPDR Fund (a)	7,515,000

FINANCIALS - 15.2%
Banks - 0.7%
180,600	The Bank of New York Co., Inc.	5,268,102

See Notes to Schedules of Investments.

FUNDAMENTAL VALUE PORTFOLIO
Schedules of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Diversified Financials - 6.3%
200,000	American Express Co.	$10,292,000
448,200	JPMorgan Chase & Co.	17,806,986
162,100	MBNA Corp.	4,084,920
168,900	Merrill Lynch & Co., Inc.	8,397,708
88,300	Morgan Stanley	4,353,190
147,900	State Street Corp.	6,316,809

		51,251,613

Insurance - 8.2%
134,000	Ambac Financial Group, Inc.	10,713,300
164,100	American International Group, Inc.	11,157,159
135,800	The Chubb Corp.	9,544,024
192,415	CNA Surety Corp. (a)(b)	2,039,599
76,700	The Hartford Financial Services Group, Inc.	4,750,031
131,400	Marsh & McLennan Cos., Inc.	6,012,864
143,100	MGIC Investment Corp.	9,523,305
45,800	The PMI Group, Inc.	1,858,564
235,100	Radian Group Inc.	10,868,673

		66,467,519

	TOTAL FINANCIALS	122,987,234

HEALTHCARE - 12.9%
Biotechnology - 1.7%
70,200	Amgen Inc. (b)	3,978,936
633,000	Aphton Corp. (b)	2,278,800
327,600	Enzo Biochem, Inc. (a)(b)	4,914,000
377,000	Genelabs Technologies, Inc. (a)(b)	983,970
577,700	XOMA Ltd. (a)(b)	1,340,264

		13,495,970

Healthcare Providers & Services - 2.7%
288,100	McKesson Corp.	7,389,765
200,000	UnitedHealth Group Inc.	14,748,000

		22,137,765

Pharmaceuticals - 8.5%
278,500	Abbott Laboratories	11,797,260
206,500	Bentley Pharmaceuticals, Inc. (a)(b)	2,186,835
231,300	GlaxoSmithKline PLC, ADR	10,114,749
235,500	Johnson & Johnson	13,265,715
284,800	Merck & Co. Inc.	9,398,400
419,000	Pfizer Inc.	12,821,400
248,300	Wyeth	9,286,420

		68,870,779

	TOTAL HEALTHCARE	104,504,514

INDUSTRIALS - 8.4%
Aerospace & Defense - 2.5%
118,700	The Boeing Co.	6,127,294
364,500	Raytheon Co.	13,843,710

		19,971,004

See Notes to Schedules of Investments.

FUNDAMENTAL VALUE PORTFOLIO
Schedules of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Airlines - 1.1%
141,900	AMR Corp. (a)(b)	$1,040,127
158,600	Continental Airlines, Inc., Class B Shares (a)(b)	1,351,272
137,100	Frontier Airlines, Inc. (a)(b)	1,052,928
155,600	Northwest Airlines Corp. (a)(b)	1,277,476
297,900	Southwest Airlines Co. (a)	4,057,398

		8,779,201

Commercial Services & Supplies - 1.7%
253,900	Sabre Holdings Corp., Class A Shares	6,228,167
268,700	Waste Management, Inc.	7,346,258

		13,574,425

Construction & Engineering - 0.3%
81,100	Chicago Bridge & Iron Co. N.V., NY Shares (a)	2,432,189

Electrical Equipment - 0.4%
50,000	Emerson Electric Co.	3,094,500

Industrial Conglomerates - 0.9%
200,000	Honeywell International Inc.	7,172,000

Machinery - 1.5%
102,000	Caterpillar Inc.	8,205,900
64,000	Deere & Co.	4,131,200

		12,337,100

	TOTAL INDUSTRIALS	67,360,419

INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 4.3%
363,700	3Com Corp. (b)	1,534,814
2,559,000	Lucent Technologies Inc. (a)(b)	8,112,030
835,200	Motorola, Inc.	15,067,008
718,300	Nokia Oyj, Sponsored ADR	9,855,076

		34,568,928

Computers & Peripherals - 0.5%
248,600	Electronics for Imaging, Inc. (b)	4,037,264
89,000	Socket Communications, Inc. (a)(b)	211,820

		4,249,084

Electronic Equipment & Instruments - 3.3%
426,900	Agilent Technologies, Inc. (b)	9,208,233
3,495,053	Solectron Corp. (b)	17,300,512

		26,508,745

Internet Software & Services - 0.5%
51,500	IAC/InterActiveCorp (b)	1,134,030
738,800	RealNetworks, Inc. (a)(b)	3,442,808

		4,576,838

IT Consulting & Services - 1.8%
319,700	SunGard Data Systems Inc. (b)	7,599,269
651,800	Unisys Corp. (b)	6,726,576

		14,325,845

Office Electronics - 0.7%
470,700	IKON Office Solutions, Inc. (a)	5,657,814

See Notes to Schedules of Investments.

FUNDAMENTAL VALUE PORTFOLIO
Schedules of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Semiconductor Equipment & Products - 3.0%
389,900	Intel Corp.	$7,821,394
1,185,246	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (b)	8,462,656
365,500	Texas Instruments Inc.	7,777,840

		24,061,890

Software - 1.9%
55,700	Actuate Corp. (b)	196,621
789,400	Micromuse Inc. (a)(b)	2,904,992
433,700	Microsoft Corp.	11,991,805

		15,093,418

	TOTAL INFORMATION TECHNOLOGY	129,042,562

MATERIALS - 10.5%
Chemicals - 3.0%
160,900	Cabot Corp.	6,205,913
169,400	Crompton Corp.	1,607,606
234,800	The Dow Chemical Co.	10,608,264
202,800	Engelhard Corp.	5,749,380

		24,171,163

Metals & Mining - 4.8%
355,800	Alcoa Inc.	11,951,322
215,500	Allegheny Technologies, Inc.	3,932,875
318,200	Brush Engineered Materials Inc. (b)	6,589,922
277,700	Newmont Mining Corp.	12,643,681
212,700	RTI International Metals, Inc. (b)	4,119,999

		39,237,799

Paper & Forest Products -2.7%
300,300	Georgia-Pacific Corp.	10,795,785
163,400	Weyerhaeuser Co.	10,862,832

		21,658,617

	TOTAL MATERIALS	85,067,579

TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.7%
305,100	Nippon Telegraph and Telephone Corp., Sponsored ADR	6,095,898
300,000	SBC Communications Inc.	7,785,000

		13,880,898

Wireless Telecommunication Services - 1.3%
412,700	Vodafone Group PLC, Sponsored ADR (a)	9,950,197

	TOTAL TELECOMMUNICATION SERVICES	23,831,095

UTILITIES - 1.2%
Electric Utilities - 0.1%
358,700	Calpine Corp. (a)(b)	1,040,230

Multi-Utilities - 1.1%
689,590	The Williams Cos., Inc.	8,344,039

	TOTAL UTILITIES	9,384,269

	TOTAL COMMON STOCK (Cost - $637,487,772 )	730,558,530

FOREIGN STOCK - 2.0%
CONSUMER DISCRETIONARY - 0.6%
Household Durables - 0.6%
150,000	SONY CORP. (a)	5,118,200

See Notes to Schedules of Investments.

FUNDAMENTAL VALUE PORTFOLIO
Schedules of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
FINANCIALS - 1.2%
Banks - 1.2%
1,115	Mitsubishi Tokyo Financial Group, Inc.	$9,298,834

INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
116,300	Hutchison Whampoa Ltd.	909,747

MATERIALS - 0.1%
Metals & Mining - 0.1%
89,600	WGI Heavy Minerals, Inc. (b)	458,180

	TOTAL FOREIGN STOCK (Cost - $13,514,342)	15,784,961

RIGHTS
RIGHTS - 0.0%
1,550	Hutchison Telecommunications International Ltd. (b) (c) (Cost - $0)	0

FACE AMOUNT
REPURCHASE AGREEMENTS - 7.6%
$31,151,000	Merrill Lynch, Pierce, Fenner & Smith Inc. dated 9/30/04, 1.850% due 10/1/04; Proceeds at maturity - $31,152,601; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 6.050% due 10/8/04 to 8/4/28; Market value - $31,774,238)	31,151,000
30,000,000	UBS Financial Services dated 9/30/04, 1.850% due 10/1/04; Proceeds at maturity - $30,001,542; (Fully collateralized by various U.S. Government Agency Obligations and International Bank Reconstruction & Development Bills, Notes and Bonds, 0.000% to 8.875% due 1/15/05 to 5/15/30; Market value - $30,600,049)	30,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $61,151,000)	61,151,000

	TOTAL INVESTMENTS - 100.1% (Cost- $712,153,114*)	807,494,491
	Liabilities in Excess of Other Assets - (0.1)%	(414,615)

	TOTAL NET ASSETS - 100.0%	$807,079,876

LOANED SECURITIES COLLATERAL
75,899,011	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $75,899,011)	$75,899,011

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued in good faith by or under the direction of the Board of Directors.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedules of Investments.

INTERMEDIATE HIGH GRADE PORTFOLIO
Schedules of Investments (unaudited) (continued)			September 30, 2004

FACE AMOUNT		SECURITY	VALUE
U.S. GOVERNMENT OBLIGATIONS AND AGENCIES - 43.6%
		U.S. Treasury Notes:
$100,000		7.875% due 11/15/04	$100,781
200,000		6.750% due 5/15/05	205,797
150,000		6.500% due 10/15/06	161,537
150,000		6.125% due 8/15/07	163,494
125,000		Federal Home Loan Bank, 5.125% due 3/6/06	129,548
400,000		Federal Home Loan Mortgage Corp., Notes, 6.875% due 9/15/10	460,746

		TOTAL U.S. GOVERNMENT OBLIGATIONS AND AGENCIES (Cost - $1,125,841)	1,221,903

FACE AMOUNT	RATING(a)
CORPORATE BONDS AND NOTES - 34.3%
Banks/Savings and Loans - 7.9%
100,000	A	Bank of America Corp., Notes, 7.800% due 2/15/10	117,607
100,000	AA-	Wells Fargo & Co., Notes, 5.125% due 2/15/07	104,413

			222,020

Computers - 3.8%
100,000	A+	International Business Machines Corp., Notes, 5.400% due 10/1/08	106,193

Cosmetics and Toiletries - 4.1%
100,000	AA-	The Procter & Gamble Co., 6.875% due 9/15/09	113,927

Diversified Financials - 14.7%
100,000	BBB-	Ford Motor Credit Co., Notes, 7.600% due 8/1/05	103,863
100,000	AAA	General Electric Capital Corp., Notes, 5.450% due 1/15/13	106,121
100,000	A+	Merrill Lynch & Co., Inc., Notes, 3.125% due 7/15/08	98,215
100,000	A+	Morgan Stanley, Notes, 6.100% due 4/15/06	104,779

			412,978

Food and Beverage - 3.8%
100,000	A+	PepsiCo, Inc., Notes, 5.700% due 11/1/08	107,317

		TOTAL CORPORATE BONDS AND NOTES (Cost - $922,754)	962,435

INTERNATIONAL NOTES - 3.6%
Canada - 3.6%
100,000	AAA	Quebec Province, Notes, 8.625% due 1/19/05 (Cost - $110,968)	101,916

MORTGAGE-BACKED SECURITIES - 7.9%
		Federal National Mortgage Association (FNMA):
71,036		7.000% due 1/1/13	75,414
138,365		6.000% due 6/1/13	145,494

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $209,615)	220,908

		SUB-TOTAL INVESTMENTS (Cost - $2,369,178)	2,507,162

REPURCHASE AGREEMENT - 10.4%
290,000		The Goldman Sachs Group, Inc. dated 9/30/04, 1.860% due 10/1/04; Proceeds at maturity - $290,015; (Fully collateralized by various U.S. Government Obligations and Agencies, 3.375% to 3.875% due 4/15/28 to 4/15/323; Market value - $295,800) (Cost - $290,000)	290,000

		TOTAL INVESTMENTS - 99.8% (Cost - $2,659,178*)	2,797,162
		Other Assets in Excess of Liabilities - 0.2%	4,812

		TOTAL NET ASSETS - 100.0%	$2,801,974

(a)	All ratings are by Standard & Poor’s Ratings Service.
*	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 12 and 13 for definitions of ratings.

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB” “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in“Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Appreciation, Fundamental Value and Intermediate High Grade Portfolios (“Funds”) are separate diversified investment funds of Greenwich Street Series Fund (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the mean between the closing bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities traded in the over-the-counter market are valued at prices based on market quotations for securities of similar type; U.S. government and agency obligations are valued at the mean between the last reported bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. Securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Lending of Portfolio Securities. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations, and receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral.

(d) Investment Transactions. Security transactions are accounted for on trade date.

Notes to Schedules of Investments (unaudited) (continued)

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

	Appreciation Portfolio	Fundamental Value Portfolio	Intermediate High Grade Portfolio
Gross unrealized appreciation	$142,679,156	$135,458,456	$171,293
Gross unrealized depreciation	(8,941,830)	(40,117,079)	(33,309)

Net unrealized appreciation	$133,737,326	$95,341,377	$137,984

At September 30, 2004, the Fundamental Value Portfolio loaned securities having a market value of $73,671,629. The Fundamental Value Portfolio received cash collateral amounting to $75,899,011, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a - 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greenwich Street Series Fund

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 29, 2004

By	/s/ James M. Giallanza
James M. Giallanza
Chief Financial Officer

Date November 29, 2004